Consolidated Schedule of Investments (unaudited)
August 31, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 7.9%
Albemarle Corp.	15,741	$ 2,124,563
CF Industries Holdings, Inc.	72,188	9,386,606
Corteva, Inc.	421,043	35,632,869
Linde PLC	2,394	1,172,054
Neo Performance Materials, Inc.	66,693	1,510,030
Novonesis (Novozymes) B, B Shares	233,648	16,788,078
Nutrien Ltd.	592,655	44,763,232
		111,377,432
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	1,117	579,388
Containers & Packaging — 3.4%
Packaging Corp. of America	120,595	28,211,994
Smurfit Westrock PLC	416,439	19,530,989
		47,742,983
Energy Equipment & Services — 1.2%
Aker Solutions ASA	272,906	1,265,412
Liberty Energy, Inc., Class A	44,386	874,848
SBM Offshore NV	64,813	2,651,411
Subsea 7 SA	144,993	5,350,484
TechnipFMC PLC	65,208	5,096,005
Tecnicas Reunidas SA(a)	49,368	1,511,745
		16,749,905
Food Products — 2.0%
Bunge Global SA	248,964	28,932,106
Machinery — 1.5%
Deere & Co.	32,539	21,310,117
Metals & Mining — 15.1%
Agnico Eagle Mines Ltd.	52,833	10,720,606
Alamos Gold, Inc., Class A	41,705	1,528,035
Alcoa Corp.	26,711	1,334,214
Anglo American PLC	132,277	7,498,844
Anglogold Ashanti PLC	78,526	8,820,040
ArcelorMittal SA	72,024	5,366,868
Artemis Gold, Inc.	50,790	1,531,817
Asara Resources Ltd.(a)	2,453,853	272,907
Aya Gold & Silver, Inc.(a)(b)	13,122	366,028
Barrick Mining Corp.	237,227	10,634,886
Bellevue Gold Ltd.(a)	662,208	762,697
Benz Mining Corp., CDI(a)	369,483	1,014,002
BHP Group Ltd.	205,875	9,682,654
Blackstone Minerals Ltd.(a)(b)	891,493	26,193
BlueScope Steel Ltd.	63,710	1,415,312
Capricorn Metals Ltd.	39,926	474,997
Centerra Gold, Inc.	21,136	484,346
Chalice Mining Ltd.(a)(b)	69,501	65,656
Challenger Gold Ltd.(a)(b)	215,560	310,258
Coeur Mining, Inc.	65,694	1,365,121
Develop Global Ltd.(a)	489,106	1,892,306
Discovery Mining Ltd.(a)(b)	299,950	2,670,647
DPM Metals, Inc.	27,445	1,242,198
Eldorado Gold Corp.	17,359	778,378
Eldorado Gold Corp. (CAD)	46,432	2,079,800
Elevra Lithium Ltd.(a)	89,424	526,219
Emerald Resources NL(a)	137,042	688,964
Endeavour Mining PLC	64,136	3,966,765
Equinox Gold Corp.	58,269	752,563
ERO Copper Corp.(a)	10,932	406,770
FireFly Metals Ltd.(a)	284,371	370,159
First Quantum Minerals Ltd.(a)	94,590	3,146,289
Founders Metals, Inc.(a)	90,485	387,807
Franco-Nevada Corp.	30,661	8,065,727
Freeport-McMoRan, Inc.	76,047	5,759,800
Fresnillo PLC	16,841	706,147
G Mining Ventures Corp.(a)	33,859	1,275,988
G3 Goldfields, Inc.(a)	17,773	17,510
Galiano Gold, Inc.(a)(b)	121,289	275,667
Security	Shares	Value
Metals & Mining (continued)
Glencore PLC	1,460,470	$ 11,654,533
Gold Fields Ltd., ADR	33,134	1,536,424
Gold Royalty Corp.(a)(b)	265,634	881,905
Greatland Resources Ltd.(a)	71,558	612,370
Grupo Mexico SAB de CV, Series B	185,514	2,538,694
Hudbay Minerals, Inc.	77,534	2,219,253
IAMGOLD Corp.(a)(b)	71,939	1,471,153
Iluka Resources Ltd.	44,469	217,910
Ivanhoe Electric, Inc.(a)	21,225	234,748
Ivanhoe Mines Ltd., Class A(a)(b)	140,294	1,225,845
Kinross Gold Corp.	278,204	8,519,050
Lundin Gold, Inc.	8,174	582,168
Lundin Mining Corp.	54,637	1,462,953
LunR Royalties Corp. (Acquired 10/27/25, cost $196,526)(a)(b)(c)	24,765	390,429
Lynas Rare Earths Ltd.(a)(b)	106,987	1,205,897
Minerals 260 Ltd.(a)	463,841	292,441
Newmont Corp.	89,811	11,321,575
NGEx Minerals Ltd.(a)(b)	74,648	1,465,545
Nickel Industries Ltd.(a)	1,025,735	626,849
Norsk Hydro ASA	242,970	2,453,032
Northern Star Resources Ltd.	278,188	4,703,010
Nucor Corp.	24,664	6,157,121
OR Royalties, Inc.	60,485	2,234,011
Osisko Metals, Inc.(a)(b)	631,720	788,539
Pan American Silver Corp.	25,815	1,340,315
Polyus PJSC(a)(d)	462,520	5
Predictive Discovery Ltd.(a)	361,595	1,085,708
Reliance, Inc.	631	242,336
Rio Tinto PLC	97,937	10,038,092
Rio2 Ltd.(a)	257,692	643,324
Royal Gold, Inc.	6,234	1,630,004
Sociedad Minera Cerro Verde SAA	23,803	1,630,743
Solaris Resources, Inc.(a)	63,021	546,111
Solaris Resources, Inc.(a)	39,000	337,956
Southern Copper Corp.	8,711	1,819,467
Steel Dynamics, Inc.	19,421	4,517,713
Titan Mining Corp.(a)(b)	37,392	111,964
Torex Gold Resources, Inc.	40,994	2,003,928
Vale SA, ADR	478,958	7,227,476
Valterra Platinum Ltd.	32,767	2,800,063
Wheaton Precious Metals Corp.	75,579	11,391,246
Zijin Gold International Co. Ltd.	19,800	381,493
Zijin Mining Group Co. Ltd., Class H	412,000	1,921,105
		213,149,689
Oil, Gas & Consumable Fuels — 16.8%
Aker BP ASA	73,426	2,817,321
Cameco Corp.	12,680	1,252,277
Cameco Corp. (CAD)	29,030	2,865,821
Canadian Natural Resources Ltd.	193,052	9,679,414
Cheniere Energy, Inc.	33,210	9,687,025
Chevron Corp.	143,397	29,559,858
ConocoPhillips	77,462	10,262,940
EQT Corp.	63,988	3,466,870
ExxonMobil Holdings Corp.	306,691	49,361,916
Gazprom PJSC(a)(d)	712,200	82
Gaztransport Et Technigaz SA	10,471	2,558,656
Kinder Morgan, Inc.	140,379	4,525,819
Kosmos Energy Ltd.(a)	194,738	556,951
Marathon Petroleum Corp.	32,023	11,954,826
Permian Resources Corp., Class A	196,440	4,575,088
Repsol SA	120,015	3,827,830
Shell PLC	551,523	25,268,701
Suncor Energy, Inc.	126,552	8,467,237
Targa Resources Corp.	35,910	10,544,971
TC Energy Corp.	103,823	6,500,783
TotalEnergies SE	189,269	16,677,245
Valero Energy Corp.	35,510	12,745,249

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global, Inc., Class A	135,812	$ 1,988,288
Williams Cos., Inc. (The)	119,602	8,976,130
		238,121,298
Paper & Forest Products — 1.2%
Mondi PLC	746,994	8,682,996
UPM-Kymmene Oyj	311,616	8,699,926
		17,382,922
Total Common Stocks — 49.1% (Cost: $499,018,938)		695,345,840
Rights
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd., CVR(a)	35,808	14,210
Kinross Gold Corp., CVR(a)	11,812	17,068
		31,278
Total Rights — 0.0% (Cost: $—)		31,278
Warrants(a)
Metals & Mining — 0.0%
Challenger Gold Ltd., (Issued/Exercisable 08/07/26, 1 Share for 2 Warrants, Expires 06/30/29, Strike Price AUD 3.12)	77,219	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 49.1% (Cost: $499,018,938)		695,377,119
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	5,501,963	$ 5,503,614
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(e)(f)	13,286,499	13,286,499
		18,790,113

		Par (000)
U.S. Treasury Obligations(h) — 46.7%
U.S. Treasury Bills, 3.74%,11/27/26	USD	666,500	660,470,474
Total Short-Term Securities — 48.0% (Cost: $679,329,460)			679,260,587
Total Investments — 97.1% (Cost: $1,178,348,398)			1,374,637,706
Other Assets Less Liabilities — 2.9%			41,285,869
Net Assets — 100.0%			$ 1,415,923,575

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $390,429, representing less than 0.05% of its net assets as of period end, and an original cost of $196,526.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,172,227	$ 2,331,467 (a)	$ —	$ (7)	$ (73)	$ 5,503,614	5,501,963	$ 3,185 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,721,349	3,565,150 (a)	—	—	—	13,286,499	13,286,499	100,301	—
				$ (7)	$ (73)	$ 18,790,113		$ 103,486	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	06/15/27	USD	36,958	$ 7,373,206	$ —	$ 7,373,206

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/15/27	USD	52,265	$ 5,864,060	$ —	$ 5,864,060
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	06/15/27	USD	45,034	(30,431)	—	(30,431)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	06/15/27	USD	26,894	(130,007)	—	(130,007)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	06/15/27	USD	190,159	21,335,731	—	21,335,731
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	06/15/27	USD	15,756	(10,647)	—	(10,647)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/15/27	USD	81,803	16,319,676	—	16,319,676
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	06/15/27	USD	12,515	(734,884)	—	(734,884)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/15/27	USD	64,695	(312,734)	—	(312,734)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	06/15/27	USD	3,291	656,649	—	656,649
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	06/15/27	USD	60,611	(40,958)	—	(40,958)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/15/27	USD	9,611	(564,395)	—	(564,395)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/30/27	USD	2,945	587,412	—	587,412
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/30/27	USD	7,295	1,360,543	—	1,360,543
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/30/27	USD	2,107	114,589	—	114,589
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	06/30/27	USD	3,666	353,254	—	353,254
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/30/27	USD	1,145	(73,871)	—	(73,871)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	07/09/27	USD	1,567	262,951	—	262,951
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	07/09/27	USD	778	61,506	—	61,506
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	07/09/27	USD	170	(9,920)	—	(9,920)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	07/09/27	USD	943	108,204	—	108,204

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/09/27	USD	604	$ 24,224	$ —	$ 24,224
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	07/30/27	USD	2,188	133,787	—	133,787
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	07/30/27	USD	2,085	210,828	—	210,828
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	08/04/27	USD	5,153	661,083	—	661,083
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	08/04/27	USD	2,489	206,545	—	206,545
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	08/04/27	USD	1,963	8,227	—	8,227
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	08/04/27	USD	486	(23,425)	—	(23,425)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	08/04/27	USD	2,933	338,148	—	338,148
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	08/17/27	USD	1,458	30,873	—	30,873
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	08/17/27	USD	689	921	—	921
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	08/17/27	USD	120	(1,358)	—	(1,358)
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	08/17/27	USD	785	53,287	—	53,287
3-month U.S. Treasury Bill, 3.87%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	08/17/27	USD	505	517	—	517
								$ 54,133,591	$ —	$ 54,133,591

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Consolidated Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 111,377,432	$ —	$ —	$ 111,377,432
Construction Materials	579,388	—	—	579,388
Containers & Packaging	47,742,983	—	—	47,742,983
Energy Equipment & Services	11,321,337	5,428,568	—	16,749,905
Food Products	28,932,106	—	—	28,932,106
Machinery	21,310,117	—	—	21,310,117
Metals & Mining	144,451,626	68,698,058	5	213,149,689
Oil, Gas & Consumable Fuels	186,971,463	51,149,753	82	238,121,298
Paper & Forest Products	—	17,382,922	—	17,382,922
Rights
Metals & Mining	14,210	17,068	—	31,278
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	18,790,113	—	—	18,790,113
U.S. Treasury Obligations	—	660,470,474	—	660,470,474
	$ 571,490,775	$ 803,146,844	$ 87	$ 1,374,637,706
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 56,066,221	$ —	$ 56,066,221
Liabilities
Commodity Contracts	—	(1,932,630)	—	(1,932,630)
	$ —	$ 54,133,591	$ —	$ 54,133,591

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CDI	CREST Depository Interest
CVR	Contingent Value Rights
OTC	Over-the-Counter